Intangible asset, net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net

Note 5 - Intangible asset, net

On October 21, 2020, RLSP entered a purchase contract with the Ninbo government agent, Zhejiang Province, whereby the Company was assigned the land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	March 31,	December 31,
	2024	2023
	(Unaudited)
Land use rights	$2,102,545	$2,138,833
Less: Accumulated amortization	(147,005)	(137,720)
Intangible asset, net	1,955,540	2,001,113

For the three months ended March 31, 2024 and 2023, the amortization of land use rights $11,675 and $11,095, respectively.

Note 5 – Intangible asset, net

On October 21, 2020, RLSP purchased land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	December 31,	December 31,
	2023	2022

Land use rights	$2,138,833	$2,201,040
Less: Accumulated amortization	(137,720)	(97,705)
Intangible asset, net	2,001,113	2,103,335

For the years ended December 31, 2023 and 2022, $42,906 and $46,039 amortization of land use rights were capitalized under CIP, respectively.